Debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Debt Disclosure
Debt
The Company’s long-term debt consists of Senior Notes, bank loans and finance leases, summarized as follows:

	December 31,
(amounts in thousands)	2018	2017

Senior Notes	$73,625	$73,625

Credit Facilities:
$409 Million Credit Facility	—	174,443
$330 Million Credit Facility	140,677	247,876
$42 Million Credit Facility	14,105	22,354
$67.5 Million Credit Facility	—	40,461
$12.5 Million Credit Facility	9,400	10,183
$27.3 Million Credit Facility	9,008	18,213
$85.5 Million Credit Facility	78,972	85,500
$38.7 Million Credit Facility	35,100	38,700
$19.6 Million Lease Financing - SBI Rumba	18,101	19,268
$12.8 Million Credit Facility	12,325	—
$19.0 Million Lease Financing - SBI Tango	18,451	—
$19.0 Million Lease Financing - SBI Echo	18,481	—
$30.0 Million Credit Facility	29,420	—
$34.0 Million Credit Facility	34,000	—
$60.0 Million Credit Facility	58,797	—
$184.0 Million Credit Facility	180,229	—
$20.5 Million Lease Financing - SBI Hermes	20,299	—
$90.0 Million Credit Facility	90,000	—
Total bank loans and lease financings outstanding	767,365	656,998
Less: Current portion	(66,156)	(49,266)
	$701,209	$607,732

	December 31, 2018			December 31, 2017
(amounts in thousands)	Current	Non-current	Total	Current	Non-current	Total
Total bank loans, financing obligations and senior notes, gross	139,781	701,209	840,990	49,266	681,357	730,623
Unamortized deferred financing costs	(1,624)	(10,801)	(12,425)	(1,129)	(13,917)	(15,046)
Total bank loans, financing obligations and senior notes, net	138,157	690,408	828,565	48,137	667,440	715,577

The future principal and estimated interest payments (based on the interest rates in effect as of December 31, 2018) under the Company’s long-term debt over the next five years on the Company’s Senior Notes, credit facilities and financing obligations as of December 31, 2018 is as follows:

(amounts in thousands)	Principal on Bank Loans and Senior Notes	Interest on Bank Loans and Senior Notes	Financing Obligations	Total
2019	135,093	40,586	8,048	183,727
2020	70,234	32,807	8,048	111,089
2021	171,110	25,782	8,048	204,940
2022	62,824	18,515	8,048	89,387
2023	304,540	11,329	45,479	361,348
Thereafter	21,857	1,700	12,841	36,398
Total	765,658	130,719	90,512	986,889

Unsecured Senior Notes
On September 22, 2014, the Company issued $65.0 million in aggregate principal amount of 7.5% Senior Notes due September 2019, or the Senior Notes, and on October 16, 2014 the Company issued an additional $8.6 million aggregate principal amount of Senior Notes when the underwriters partially exercised their option to purchase additional Senior Notes on the same terms and conditions.
All terms mentioned are defined in the indenture governing the Senior Notes.
The Senior Notes will mature on September 15, 2019 and bear interest at a rate of 7.5% per year, payable quarterly on each March 15, June 15, September 15 and December 15. The Senior Notes are redeemable at the Company’s option in whole or in part, at any time on or after September 15, 2016 at a redemption price equal to 100% of the principal amount to be redeemed plus accrued and unpaid interest to, but excluding, the redemption date.
The Senior Notes are our senior unsecured obligations and rank equally with all of our existing and future senior unsecured and unsubordinated debt and are effectively subordinated to our existing and future secured debt, to the extent of the value of the assets securing such debt, and will be structurally subordinated to all existing and future debt and other liabilities of our subsidiaries. No sinking fund is provided for the Senior Notes. The Senior Notes were issued in minimum denominations of $25.00 and integral multiples of $25.00 in excess thereof and are listed on the New York Stock Exchange under the symbol “SLTB”. The Senior Notes require us to comply with certain covenants, including financial covenants, restrictions on consolidations, mergers or sales of assets and prohibitions on paying dividends or returning capital to equity holders if a covenant breach or an event of default has occurred or would occur as a result of such payment. If the Company undergoes a change of control, holders may require us to repurchase for cash all or any portion of their notes at a change of control repurchase price equal to 101% of the principal amount of the notes to be repurchased, plus accrued and unpaid interest to, but excluding, the change of control purchase date.
The financial covenants include:

•	Net borrowings shall not equal or exceed 70% of total assets.

•	Tangible net worth shall always exceed $500.0 million.
The outstanding balance at December 31, 2018 was $73.6 million, which is classified as a current liability and the Company was in compliance with the financial covenants relating to the Senior Notes as of that date.
In December 2016, our Board of Directors authorized the repurchase of up to $20.0 million of our outstanding Senior Notes in open market or privately negotiated transactions. The specific timing and amounts of the repurchases, which will be funded by available cash, will be in the sole discretion of management and vary based on market conditions and other factors. This authorization has no expiration date. As of December 31, 2018, the full $20.0 million remained available for repurchase under this authorization.
Secured Credit Facilities
The Company had 12 credit agreements in place, which are all collateralized by certain of the Company’s vessels. The following is a summary of those credit agreements as of December 31, 2018.

	$330 Million Credit Facility	$42 Million Credit Facility	$12.5 Million Credit Facility	$27.3 Million Credit Facility	$85.5 Million Credit Facility	$38.7 Million Credit Facility	$12.8 Million Credit Facility	$30.0 Million Credit Facility	$60.0 Million Credit Facility	$184.0 Million Credit Facility	$34.0 Million Credit Facility	$90.0 Million Credit Facility
Date of Agreement	July 29, 2014	January 30, 2015	December 22, 2015	December 22, 2015	December 5, 2017	December 13, 2017	June 21, 2018	September 13, 2018	September 11, 2018	September 21, 2018	October 3, 2018	November 8, 2018

Total Vessels Financed
Kamsarmax	4	1	—	—	—	—	1	2	2	6	2	—
Ultramax	9	—	1	1	6	3	—	—	2	6	—	6

Interest Rate-LIBOR+	2.925%	2.970%	3.000%	2.950%	2.850%	2.850%	2.400%	2.200%	2.250%	2.400%	2.350%	2.350%

Commitment Fee	1.170%	1.120%	—%	1.180%	1.140%	0.998%	0.960%	0.880%	0.900%	0.960%	1.175%	1.000%

Maturity Date	July 29, 2021	6 years from each drawdown	December 22, 2020	5 years from each drawdown	February 15, 2023	December 13, 2022	June 15, 2023	September 18, 2023	September 14, 2023	September 21, 2023	October 3, 2025	November 8, 2023

Amount drawn down (in thousands)	294,225	48,870	11,750	23,250	85,500	38,700	12,750	29,975	60,000	184,000	34,000	90,000

Amount outstanding (in thousands)	140,677	14,105	9,400	9,008	78,972	35,100	12,325	29,420	58,797	180,229	34,000	90,000

Carrying Value of Vessels Collateralized (in thousands)	341,875	30,507	28,723	29,463	137,819	62,314	27,188	58,584	108,364	347,736	52,822	163,961

$12.8 Million Credit Facility
On June 21, 2018, the Company entered into a senior secured credit facility for up to $12.8 million. The loan facility was used to finance up to 50% of the fair market value of the SBI Lynx. The facility has a final maturity date of June 15, 2023 and bears interest at LIBOR plus a margin of 2.40% per annum. This facility is secured by, among other things, a first preferred mortgage on the vessel and guaranteed by the vessel owning subsidiary.
$60.0 Million Credit Facility
On September 11, 2018, the Company entered into a senior secured credit facility for up to $60.0 million. The loan facility was used to finance up to 60% of the fair market value of two Ultramax vessels (SBI Perseus and SBI Phoebe) and two Kamsarmax vessels (SBI Electra and SBI Flamenco). The facility has a final maturity date of five years from drawdown date and bears interest at LIBOR plus a margin of 2.25% per annum. This facility is secured by, among other things, a first preferred mortgage on the four vessels and guaranteed by each of the vessel owning subsidiaries.
$30.0 Million Credit Facility
On September 13, 2018, the Company entered into a senior secured credit facility for up to $30.0 million with ING Bank N.V. to refinance two Kamsarmax vessels (SBI Zumba and SBI Parapara). The facility has a final maturity date of five years from drawdown date and bears interest at LIBOR plus a margin of 2.20% per annum. This facility is secured by, among other things, a first preferred mortgage on the two Kamsarmax vessels and guaranteed by each of the vessel owning subsidiaries.
$184.0 Million Credit Facility
On September 21, 2018, the Company entered into a senior secured credit facility for up to $184.0 million with Nordea Bank AB (publ), acting through its New York branch, and Skandinaviska Enskilda Banken AB (publ) to refinance up to 60% of the fair market value of six Ultramax vessels (SBI Athena, SBI Thalia, SBI Zeus, SBI Hera, SBI Poseidon and SBI Apollo) and six Kamsarmax vessels (SBI Conga, SBI Bolero, SBI Sousta, SBI Rock, SBI Reggae and SBI Mazurka). The facility, which is comprised of a term loan of up to $104.0 million and a revolver of up to $80.0 million, has a final maturity date of five years from signing date and bears interest at LIBOR plus a margin of 2.40% per annum. This facility is secured by, among other things, a first preferred mortgage on the 12 vessels and guaranteed by each of the vessel owning subsidiaries.
$34.0 Million Credit Facility
On October 3, 2018, the Company entered into a senior secured credit facility for up to $34.0 million with Credit Agricole Corporate and Investment Bank to refinance up to 62.5% of the fair market value of two Kamsarmax vessels (SBI Jive and SBI Swing).  The loan facility, which is comprised of a term loan up to $17.0 million and a revolver up to $17.0 million, has a final maturity date of seven years from signing date and bears interest at LIBOR plus a margin of 2.35% per annum. This facility is secured by, among other things, a first preferred mortgage on the two vessels and guaranteed by each of the vessel owning subsidiaries.
$90.0 Million Credit Facility
On November 8, 2018, the Company entered into a senior secured credit facility for up to $90.0 million with Nordea Bank Abp, acting through its New York branch, and DVB Bank SE. The loan facility, which has a final maturity date of five years from signing date and bears interest at LIBOR plus a margin of 2.35% per annum, is being used to finance up to 60% of the fair market value of six Ultramax vessels (SBI Orion, SBI Hyperion, SBI Tethys, SBI Hercules, SBI Samson and SBI Phoenix). This facility is secured by, among other things, a first preferred mortgage on the six vessels and is guaranteed by each of the vessel owning subsidiaries.
Finance Leases
$19.6 Million Lease Financing - SBI Rumba
In October 2017, the Company entered into a financing transaction with respect to one of its Kamsarmax vessels with unaffiliated third parties involving the sale and leaseback of the SBI Rumba, a 2015 Japanese built Kamsarmax vessel, for consideration of approximately $19.6 million. As part of the transaction, the Company will make monthly payments of $164,250 under a nine and a half year bareboat charter agreement with the buyer, which the Company has the option to extend for a further six months. The agreement also provides the Company the option to repurchase the vessel beginning on the fifth anniversary of the sale and until the end of the agreement.
$19.0 Million Lease Financing - SBI Echo
On July 18, 2018, the Company entered into a financing transaction with an unaffiliated third party involving the sale and leaseback of the SBI Echo, a 2015 Japanese built Ultramax vessel, for consideration of $19.0 million. As part of the transaction, the Company will make payments of $5,400 per day under a five-year bareboat charter agreement with the buyer. The agreement also provides the Company with the option to repurchase the vessel beginning on the third anniversary of the sale until the end of the bareboat charter agreement.
$19.0 Million Lease Financing - SBI Tango

On July 18, 2018, the Company entered into a financing transaction with an unaffiliated third party involving the sale and leaseback of the SBI Tango, a 2015 Japanese built Ultramax vessel, for consideration of $19.0 million. As part of the transaction, the Company will make payments of $5,400 per day under a five-year bareboat charter agreement with the buyer. The agreement also provides the Company with the option to repurchase the vessel beginning on the third anniversary of the sale until the end of the bareboat charter agreement.

$20.5 Million Lease Financing - SBI Hermes
On November 16, 2018, the Company closed a financing transaction with an unaffiliated third party involving the sale and leaseback of the SBI Hermes, a 2016 Japanese built Ultramax vessel, for consideration of $20.5 million. As part of the transaction, the Company will make payments of $5,850 per day under a five-year bareboat charter agreement with the buyer. The transaction also provides the Company with the option to repurchase the vessel beginning on the third anniversary of the sale until the end of the bareboat charter agreement.
In addition to the credit agreements described above, which are in effect as of December 31, 2018, the Company entered into the following agreements which were repaid in full during the year ended December 31, 2018.
$67.5 Million Credit Facility
On July 30, 2014, we entered into a $67.5 million credit facility which was originally used to finance a portion of the purchase price of two Ultramax and two Kamsarmax vessels. During the third quarter of 2018, the Company fully repaid this loan and terminated the credit facility. The four vessels previously financed by this loan are now financed under the $60.0 million Credit Facility.
$409.0 Million Credit Facility
On December 30, 2014, we entered into a $409.0 million senior secured credit facility with Nordea Bank Finland PLC, New York Branch, and Skandinaviska Enskilda Banken AB (publ) which was used to partially finance a portion of the purchase price of eight Kamsarmax and seven Ultramax vessels. During the third quarter of 2018, the Company fully repaid this loan and terminated the credit facility. Two of the Kamsarmax vessels previously financed by this loan are now financed under the $30.0 million Credit Facility, 12 vessels previously financed by this loan are now financed under the $184.0 million Credit Facility and the SBI Echo is now financed under the $19.0 million Lease Financing - SBI Echo.
Each of the Company’s credit agreements, as amended through December 31, 2018, has, among other things, financial covenants with which the Company must comply. The most stringent are as follows:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth (adjusted for a minimum amount of $100.0 million in historical non-operating costs and to exclude certain future non-operating items, including impairments) no less than $500.0 million plus (i) 25% of cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after December 31, 2013 and (ii) 50% of the value of any new equity issues occurring on or after December 31, 2013.

•
The ratio of EBITDA to net interest expense calculated on a year to date basis of greater than 1.00 to 1.00 for the quarters ending March 31, 2019 and June 30, 2019, 2.50 to 1.00 for the quarter ending September 30, 2019, calculated on a year-to-date basis and 2.50 to 1.00 for each quarter thereafter, calculated on a trailing four quarter basis.

•	Minimum liquidity of not less than the greater of $25.0 million or $0.7 million per owned vessel.

•
Maintain a minimum fair value of the collateral for each credit facility, such that the aggregate fair value of the vessels collateralizing the credit facility is between 140% and 150% of the aggregate principal amount outstanding under such credit facility, or, if we do not meet these thresholds to prepay a portion of the loan or provide additional security to eliminate the shortfall.

The Company’s credit facilities discussed above have, among other things, the following restrictive covenants which could restrict the Company’s ability to, among other things:

•	incur additional indebtedness;

•	sell the collateral vessel, if applicable;

•	make additional investments or acquisitions;

•	pay dividends; and

•	effect a change of control of the Company.
In addition, the Company’s credit facilities and finance leases contain customary events of default, including cross-default provisions. As of December 31, 2018, the Company was in compliance with all the financial covenants of each of its credit facilities and finance leases. The Company expects to remain in compliance with the financial covenants of each of its credit facilities and finance leases for the next twelve months.
Interest rates on all of the Company’s secured credit facilities during the year ended December 31, 2018 ranged from 4.3% to 5.8%. The Company records its interest expense as a component of Financial expense, net on its Consolidated Statement of Operations. For the years ended December 31, 2018, 2017 and 2016, Financial expense, net consists of:

	Year ended December 31,
(in thousands)	2018	2017	2016
Interest expense	$39,855	$27,719	$16,002
Amortization of deferred financing costs	9,582	6,085	4,137
Write off of deferred financing costs	—	470	3,781
Change in the fair value of interest rate caps	(27)	63	—
Other, net	459	625	1,001
	$49,869	$34,962	$24,921